Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (73,520)	$ (51,500)	$ (44,974)
Other comprehensive loss, net of tax
Foreign currency translation adjustment, net of tax		6	(19)
Total other comprehensive (loss) income, net of tax	(641)	6	(19)
Total comprehensive loss	$ (74,161)	$ (51,494)	$ (44,993)